INCOME TAX AND CONTRIBUTION	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME TAX AND CONTRIBUTION	INCOME TAX AND CONTRIBUTION
14.1Accounting policies
14.1.1Current taxes
In Brazil, current taxes comprise corporate income tax (“IRPJ”) and social contribution on profit (“CSLL”), which are calculated monthly based on taxable profit, after offsetting tax losses and negative basis social contribution, limited to 30% of real profit. A rate of 15% plus an additional 10% for IRPJ and 9% for CSLL applies to this base.
The result from foreign subsidiaries is subject to taxation in accordance with the rates and legislation in force. In Brazil such income is taxed in accordance with Law No. 12,973/14, in which it provides that the parent company, directly or indirectly, of a company abroad adds the results of its subsidiaries when calculating the real profit for the period.
14.1.2Deferred taxes
Deferred taxes represent credits and debits on tax loss carryforwards, as well as temporary differences between the tax and accounting bases. Deferred tax and contribution assets and liabilities are classified as non-current. When the Company's internal studies indicate that the future use of these credits is not likely, such values are promptly transferred to the result.
Projections of future taxable income related to tax losses and negative social contribution bases are prepared based on the business plans and are reviewed and approved annually by the Board of Directors.
14.1.3Uncertainty over income tax treatments
The Company analyzes the relevant tax decisions of higher courts and whether they conflict in any way with the positions adopted. For known uncertain tax positions, when necessary, the Company establishes a provision based on the legal opinions issued by its legal advisors. The Company evaluates continuously the positions taken in which there are uncertainties about the tax treatment adopted.
14.2Breakdown of deferred taxes

Description	December 31, 2024	Profit or loss	December 31, 2025

Deferred liabilities
Breakage	(294,419)	(31,787)	(326,206)
Foreign currency exchange	(537,910)	(3,887,189)	(4,425,099)
Leases	(3,866,152)	423,644	(3,442,508)
Others	(2,013)	345	(1,668)
Total	(4,700,494)	(3,494,987)	(8,195,481)

Deferred assets
Financial instruments	22,228	(22,228)	—
Foreign currency exchange	587,864	2,694,527	3,282,391
Leases	5,853,368	(1,531,606)	4,321,762
Temporary provisions	1,767,016	(827,682)	939,334
Tax loss carryforwards and negative social contribution base	7,194,433	1,593,517	8,787,950
Others	2,192	399,912	402,104
	15,427,101	2,306,440	17,733,541
Deferred tax asset reducer	(10,726,607)	1,188,547	(9,538,060)
Total	4,700,494	3,494,987	8,195,481

Total income tax and deferred social contribution	—	—	—

14.3Reconciliation of the effective income tax rate

	December 31,
Description	2025	2024	2023

Loss before income tax and social contribution	124,870	(9,190,174)	(2,340,930)
Combined nominal tax rate	34%	34%	34%
Taxes calculated at nominal rates	(42,456)	3,124,659	795,916

Adjustments to determine the effective rate
Deferred tax (a)	(321,780)	(2,857,978)	(890,067)
Non‑taxable effect of the fair value measurement of convertible instruments (b)	342,225	148,592	(8,584)
Permanent differences (non‑deductible) (c)	22,009	(395,579)	43,764
Others (d)	(10)	19,109	19,445
	(12)	38,803	(39,526)

Current income tax and social contribution	(12)	(723)	—
Deferred income tax and social contribution	—	39,526	(39,526)
	(12)	38,803	(39,526)

Effective rate	—	0.4%	(1.7)%

(a)In 2024, such balances refer to the line “Unrecorded benefit on tax losses and temporary differences”.
(b)In 2024, such balances refer to the line “Mark to market of convertible debt instruments”.
(c)In 2024, such balances refer to the line “Permanent differences”.
(d)In 2024, such balances refer to the line "Rate differential" and "Others".

The Company has tax losses that are available indefinitely for offset against 30% of future taxable profits on which deferred income tax and social contribution assets have not been created, as it is not likely that future taxable profits will be available for the Company to use them, as below:

	December 31,
Description	2025	2024	2023

Tax loss and negative bases	25,846,911	21,160,095	18,325,916

	December 31,
	2025	2024	2023
Tax loss (25%)	6,461,728	5,290,024	4,581,479
Negative social contribution base (9%)	2,326,222	1,904,409	1,649,332
Total	8,787,950	7,194,433	6,230,811